PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
PRINCIPAL ACCOUNTING POLICIES
Summary of property, equipment and software

Category	Estimated useful lives
Electronic equipment	3-5 years
Leasehold improvement	Shorter of lease term or estimated useful life of the assets
Furniture and fixtures	5 years
Motor vehicles	3-5 years
Software	5 years

Summary of intangible assets

Category	Estimated useful lives
Domains	10 years

The estimated useful lives of domains are the periods over which they are expected to be available for use by the Group, which are mainly determined based on the periods of effective registration of the domains.

2.	PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Summary of total revenue

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Online recruitment services to enterprise customers
– Key accounts	362,763	517,925
– Mid-sized accounts	633,685	910,848
– Small-sized accounts	943,471	798,411
Others	16,798	23,040
Total	1,956,717	2,250,224

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Online recruitment services to enterprise customers
—Key accounts	643,114	775,037
—Mid-sized accounts	1,080,514	1,375,551
—Small-sized accounts	1,413,426	1,241,060
Others	31,424	37,139
Total	3,168,478	3,428,787